UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: November 30, 2006

Item 1. Report to Stockholders.

ANNUAL REPORT
NOVEMBER 30, 2006

Small Cap Growth Fund
Mid Cap Growth Fund

TABLE OF CONTENTS
SHAREHOLDER LETTER	3
EXPENSE EXAMPLE	7
FUND PERFORMANCE	10
SCHEDULE OF INVESTMENTS	14
STATEMENTS OF ASSETS AND LIABILITIES	28
STATEMENTS OF OPERATIONS	30
STATEMENT OF CHANGES IN NET ASSETS	32
FINANCIAL HIGHLIGHTS	34
NOTES TO FINANCIAL STATEMENTS	36
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	43
ADDITIONAL INFORMATION	44

(This Page Intentionally Left Blank.)

STEPHENS FUNDS

Fellow Shareholder:

2006 marks our first full year with the Stephens Small Cap Growth Fund and included the launch of the Stephens Mid Cap Growth Fund. We are pleased to send you this annual report. Presented below is a discussion of equity markets for the fiscal year ended November 30, 2006 with specific commentary on our funds and a brief outlook on the year ahead.

MARKET OVERVIEW

Investor sentiment and the markets themselves were characterized by volatility - not just volatility of daily returns, but the dramatic changes in investor sentiment and appetite for risk throughout the year. We began the year with a strong “January effect” and very strong returns throughout the first quarter. The second quarter was plagued by geo-political concerns (largely in the Middle East), and equity markets suffered. In the second half of 2006, the economy showed signs of the mid-cycle slowdown we have referred to in previous commentaries. Although stocks initially sold off, they rallied at the end of the year, as investors saw interest rates significantly retrench.

The uncertainties that the markets faced this year caused investors to shy away from riskier investments, which small and mid-cap growth stocks tend to be. Perversely, within the small cap universe the stocks with the lowest growth expectations were the best performers, while those with the highest long term growth rates were the worst. Basic Materials, Industrials, and Consumer Staples were the best performing sectors, while Technology and Healthcare lagged, again confirming this year’s bias toward slower growth companies.

Merger and acquisition activity was at record levels for the year, and many smaller companies were acquired. For the most part however, the higher quality, better capitalized companies were buyers, and their targets were typically on the other end of the quality scale.

From an economic standpoint, the concerns we had mid year were mostly put to rest by year end. Interest rates have moved lower, and it appears that the Federal Reserve is no longer inclined to raise rates. Economic growth has slowed, but inflation fears have also diminished. While the housing “bubble” may not have burst, the housing market has substantially pulled back, but not so much to severely impact the consumer.

OUTLOOK

The economic situation looks as though the mid-cycle slowdown is playing out, and that the risks of over-correcting (in terms of interest rates, Fed action, and the housing market) have abated. A “soft landing” environment with a subsequent reacceleration could set the stage for a small and mid-cap

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STEPHENS FUNDS

growth rally. There are no guarantees of course, and although our funds would benefit from such a situation, we have not specifically made any investments with this hope in mind. In other words, we remain disciplined, bottom-up investors.

As we look to the fundamentals and the financial performance of our investments, and as we examine these companies’ business models, we find many compelling opportunities that offer multi-year growth potential. We still believe that small and mid cap growth stocks are in a sweet spot of the market in terms of risk and reward, and we remain confident that over a longer term, these investments have the potential to generate superior returns.

Investment professionals and academics alike make the case for focusing on long term investment success. For us, this is a mantra. We hope that we can impart this mindset to you, our fellow shareholders - when your strategy is sound you must have the discipline to stay the course despite the short term noise. As shareholders, together with you, we hope to realize the power of growth.

STEPHENS SMALL CAP GROWTH FUND

For the period beginning with the Fund’s inception (December 1, 2005) to the fiscal year end, November 30, 2006, the Fund had a return of 5.50%, excluding sales charges. Over the same time period, the S&P 500 was up 12.86%* and the Fund’s benchmark, the Russell 2000® Growth, was up 11.29%.

Energy was one of our top performing sectors in both absolute terms and relative to our benchmark. Core Laboratories N.V. and Tetra Technologies Inc. were two of our biggest contributors from the sector, up 141% and 71% respectively.

Consumer related stocks were another area of both relative and absolute returns. GameStop Corp was the Fund’s single biggest contributor to returns, as they benefited from a major product cycle with a new video game consoles launch in 2006. Our focus remains on specialty retailers, where we had the best relative performance.

Our largest sector, Technology, was an area of relative weakness. We had success with our investments in transaction processing and software. Semiconductor and semiconductor capital equipment performed well also. There was some weakness in our stocks that participate in internet and network security. Relative to our benchmark we underperformed in telecom equipment.

Despite the volatility and risk aversion in the market, Healthcare underperformed the broad market, and our holdings within the sector tend to be faster growing and more aggressive - these issues underperformed as well. We are maintaining our investments focused on diagnostics, drug development, and innovative technologies that either improve patient outcomes or reduce costs.

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STEPHENS FUNDS

Some of the Fund’s underperformance can be explained by our lack of direct exposure to commodities. Global economic growth (and some speculation) has fueled price appreciation in a very cyclical sector.

STEPHENS MID CAP GROWTH FUND

For the period beginning with the Fund’s inception (February 1, 2006) through the Fund’s fiscal year end, November 30, 2006, the Fund posted a return of -2.00%, excluding sales charges. Over the same time period, the S&P 500 Index was up 11.03%* and the Fund’s benchmark, the Russell Mid Cap ® Growth was up 5.22%.

The Fund’s relative underperformance can not easily be attributed to any specific sector or industry, but rather it is a result of style differences - the Fund has a bias toward smaller companies, and those with higher growth rates relative to the benchmark.

Energy was one of the Fund’s best performing sectors, and the Fund has been invested more heavily in energy service companies rather than exploration and production companies.

There was a sharp contrast among our Consumer Discretionary investments. We had great success with GameStop Corp. and Polo Ralph Lauren Corp., but had disappointing results from P.F. Chang’s China Bistro Inc. and Williams-Sonoma Inc., both of which the Fund sold during the year. As a whole, consumer stocks were down slightly for the period.

The Fund maintains an overweight position in Healthcare stocks, focused around companies involved in healthcare information technology, diagnostics, or the development of innovative drugs and medical devices. The Fund’s underweight position among biotech stocks was a slight drag on performance. One of the Fund’s larger positions, ResMed Inc., a leading manufacturer of products for the sleep apnea market, was up nearly 30% for the period.

The Fund’s largest sector, Technology, was down for the period, but there were bright spots. The Fund’s position in Red Hat Inc. was a drag to performance as concerns about competitive threats caused weakness in the stock. Akamai Technologies Inc. was another top performer, benefiting from increased spending on audio and visual media being delivered over the internet. MEMC Electronic Materials Inc., a supplier of silicon wafers for the semiconductor and solar panel industries, was up over 39% for the period and was one of the Fund’s top contributors.

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STEPHENS FUNDS

IN CLOSING . . .

We are as excited as ever about the opportunities we see for our Funds, and we are invested alongside you, our fellow shareholders. We appreciate your continued support and look forward to serving your investment needs in the future.

Ryan Edward Crane
Senior Portfolio Manager

* Returns for the S&P 500 Index vary due to the different start dates of the two funds.

Past performance is no guarantee of future results.

Opinions expressed are those of Ryan Edward Crane and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. Small- and Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced. The S&P 500 index is unmanaged and commonly used to measure performance of U.S. stocks. The Russell® 2000 Growth Total Return Index is an unmanaged index representing those Russell® 2000 Index companies with higher price-to-book ratios and future projected earnings according to the Frank Russell Company. The Russell Mid Cap® Growth Total Return Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 30% of the total market capitalization of the Russell 1000® Index. One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see the following annual report for a list of the Fund’s holdings as of November 30, 2006.

This material must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

Quasar Distributors, LLC, Distributor (1/07)

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STEPHENS FUNDS

Sector Allocation at November 30, 2006 (Unaudited)

Stephens Small Cap Growth Fund	Stephens Mid Cap Growth Fund

* Cash equivalents and other assets less liabilities.
Sector allocations and fund holdings are subject to change at any time and are not a recommendation to buy or sell any security.

Expense Example For the Six Months Ended November 30, 2006 (Unaudited)
As a shareholder of the Stephens Small Cap Growth Fund or the Stephens Mid Cap Growth Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges or loads; and (2) ongoing costs, including investment advisory fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2006 - November 30, 2006).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values based on actual returns and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently, the Funds’ transfer agent charges a $15.00 fee. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 60 days after you purchase them. Investment Retirement Accounts (IRAs) will be charged a $15.00 annual maintenance fee. To the extent the Funds

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STEPHENS FUNDS

Expense Example For the Six Months Ended November 30, 2006 (Unaudited), Continued

invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These examples are not included in the example below. The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

STEPHENS SMALL CAP GROWTH FUND
			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	June 1, 2006 -
	June 1, 2006	November 30, 2006	November 30, 2006*
Class A Actual	$1,000	$1,021	$7.35
Class A Hypothetical (5% annual
return before expenses)	$1,000	$1,018	$7.33

*
Expenses are equal to the Fund’s expense ratio for the most recent six month period of 1.45%, multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

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STEPHENS FUNDS

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006 (UNAUDITED), CONTINUED

STEPHENS MID CAP GROWTH FUND
			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	June 1, 2006 -
	June 1, 2006	November 30, 2006	November 30, 2006**
Class A Actual	$1,000	$1,016	$7.58
Class A Hypothetical (5% annual
return before expenses)	$1,000	$1,018	$7.59

**
Expenses are equal to the Fund’s expense ratio for the most recent six month period of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

STEPHENS SMALL CAP GROWTH FUND
			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	September 1, 2006 -
	September 1, 2006*	November 30, 2006	November 30, 2006**
Class I Actual	$1,000	$1,080	$3.24
Class I Hypothetical (5% annual
return before expenses)	$1,000	$1,009	$3.13

STEPHENS MID CAP GROWTH FUND
			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	September 1, 2006 -
	September 1, 2006*	November 30, 2006	November 30, 2006**
Class I Actual	$1,000	$1,072	$3.23
Class I Hypothetical (5% annual
return before expenses)	$1,000	$1,009	$3.13

*	Class I shares have been offered since September 1, 2006.
**
Expenses are equal to the Fund’s expense ratio for the Class I inception period of 1.25% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 91/365 (to reflect the since inception period).

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STEPHENS SMALL CAP GROWTH FUND

Stephens Small Cap Growth Fund - Class A
Value of $10,000 vs Russell 2000® Growth Total Return Index and S&P 500® Index

Fund Total Returns
Period Ended November 30, 2006	Since Inception (12/1/2005)
Class A	5.50%
Class A (with sales charge)	0.00%
Russell 2000® Growth Total Return Index	11.29%
S&P 500® Index	12.86%

This chart illustrates the performance of a hypothetical $10,000 investment made on December 1, 2005 (the “Fund’s inception”) and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-735-7464.

The Fund imposes a 2% redemption fee on shares held less than 60 days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

The Russell 2000® Growth Total Return Index is an unmanaged index representing those Russell 2000® Index companies with higher price-to-book ratios and future projected earnings according to the Frank Russell Company. The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

One cannot invest directly in an index.

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STEPHENS SMALL CAP GROWTH FUND

Stephens Small Cap Growth Fund - Class I
Value of $10,000 vs Russell 2000® Growth Total Return Index and S&P 500® Index

Fund Total Returns
Period Ended November 30, 2006	Since Inception (9/1/2006)
Class I	8.00%
Russell 2000® Growth Total Return Index	9.77%
S&P 500® Index	7.93%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 1, 2006 (the “Class I inception”), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-735-7464.

The Fund imposes a 2% redemption fee on shares held less than 60 days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

The Russell 2000® Growth Total Return Index is an unmanaged index representing those Russell 2000® Index companies with higher price-to-book ratios and future projected earnings according to the Frank Russell Company. The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

One cannot invest directly in an index.

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STEPHENS MID CAP GROWTH FUND

Stephens Mid Cap Growth Fund - Class A
Value of $10,000 vs Russell Midcap® Growth Total Return Index and S&P 500® Index

Fund Total Returns
Period Ended November 30, 2006	Since Inception (2/1/2006)
Class A	(2.00)%
Class A (with sales charge)	(7.11)%
Russell Midcap® Growth Total Return Index	5.22%
S&P 500® Index	11.03%

This chart illustrates the performance of a hypothetical $10,000 investment made on February 1, 2006 (the “Fund’s inception”) and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-735-7464.

The Fund imposes a 2% redemption fee on shares held less than 60 days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

The Russell Midcap® Growth Total Return Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 30% of the total market capitalization of the Russell 1000® Index. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

One cannot invest directly in an index.

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STEPHENS MID CAP GROWTH FUND

Stephens Mid Cap Growth Fund - Class I
Value of $10,000 vs Russell Midcap® Growth Total Return Index and S&P 500® Index

Fund Total Returns
Period Ended November 30, 2006	Since Inception (9/1/2006)
Class I	7.20%
Russell Midcap® Growth Total Return Index	10.38%
S&P 500® Index	7.93%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 1, 2006 (the “Class I inception”), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-735-7464.

The Fund imposes a 2% redemption fee on shares held less than 60 days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

The Russell Midcap Growth Total Return Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 30% of the total market capitalization of the Russell 1000® Index. The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

One cannot invest directly in an index.

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STEPHENS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT NOVEMBER 30, 2006

Shares		Value
	COMMON STOCKS - 99.8%
	Aerospace & Defense - 1.7%
11,000	Heico Corp.	$409,090
8,700	Moog, Inc. - Class A*	318,246
		727,336
	Air Freight & Logistics - 0.8%
11,595	UTi Worldwide, Inc.	345,531
	Auto Components - 0.6%
28,700	Amerigon, Inc.*	245,098
	Biotechnology - 1.7%
4,300	Affymetrix, Inc.*	108,790
11,700	Kendle International, Inc.*	409,851
26,400	OraSure Technologies, Inc.*	227,304
		745,945
	Capital Markets - 1.0%
2,535	Affiliated Managers Group, Inc.*	258,849
2,300	Greenhill & Co, Inc.	160,333
		419,182
	Chemicals - 1.0%
8,815	Symyx Technologies, Inc.*	192,696
10,800	Zoltek Co., Inc.*	242,460
		435,156
	Commercial Banks - 1.8%
8,370	Pinnacle Financial Partners, Inc.*	274,201
12,500	Prosperity Bancshares, Inc.	423,875
3,264	Virginia Commerce Bancorp, Inc.*	63,452
		761,528
	Commercial Services & Supplies - 7.2%
9,090	Administaff, Inc.	382,507
8,230	Advisory Board Co.*	456,518
5,315	The Corporate Executive Board Co.	502,905
11,035	CoStar Group, Inc.*	544,136

The accompanying notes are an integral part of these financial statements.

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STEPHENS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT NOVEMBER 30, 2006, CONTINUED

Shares		Value
	COMMON STOCKS - 99.8%, CONTINUED
	Commercial Services & Supplies - 7.2%, Continued
8,315	CRA International, Inc.*	$429,304
7,150	The GEO Group, Inc.*	268,554
10,455	Resources Connection, Inc.*	303,509
2,200	Strayer Education, Inc.	242,110
		3,129,543
	Communications Equipment - 1.6%
4,100	F5 Networks, Inc.*	306,721
12,245	SiRF Technology Holdings, Inc.*	374,207
		680,928
	Computers & Peripherals - 2.4%
13,200	Intermec, Inc.*	334,620
8,800	Rackable Systems, Inc.*	313,368
17,100	Simpletech, Inc.*	153,900
8,400	Stratasys, Inc.*	252,840
		1,054,728
	Consumer Finance - 0.9%
19,000	First Cash Financial Services, Inc.*	388,170
	Electrical Equipment - 0.5%
5,850	Energy Conversion Devices, Inc.*	223,353
	Electronic Equipment & Instruments - 4.9%
7,960	FLIR Systems, Inc.*	256,392
16,200	ID Systems, Inc.*	351,864
12,445	National Instruments Corp.	361,901
9,200	SunPower Corp. - Class A*	343,344
12,055	Trimble Navigation Ltd.*	578,278
11,500	Veeco Instruments, Inc.*	215,970
		2,107,749
	Energy Equipment & Services - 5.3%
7,200	Core Laboratories NV*	636,912
7,300	NATCO Group, Inc.*	251,631

The accompanying notes are an integral part of these financial statements.

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STEPHENS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT NOVEMBER 30, 2006, CONTINUED

Shares		Value
	COMMON STOCKS - 99.8%, CONTINUED
	Energy Equipment & Services - 5.3%, Continued
7,830	Oceaneering International, Inc.*	$341,466
20,570	Tetra Technologies, Inc.*	531,529
8,220	Universal Compression Holdings, Inc.*	517,449
		2,278,987
	Fire, Marine, And Casualty Insurance - 0.8%
10,298	Tower Group, Inc.	339,216
	Food & Staples Retailing - 1.2%
15,140	United Natural Foods, Inc.*	536,562
	Food Products - 1.0%
14,210	Hain Celestial Group, Inc.*	426,868
	Health Care Equipment & Supplies - 9.6%
19,979	Adeza Biomedical Corp.*	305,679
19,465	American Medical Systems Holdings, Inc.*	334,993
10,100	Conceptus, Inc.*	231,593
11,260	Gen-Probe, Inc.*	548,812
10,745	Hologic, Inc.*	537,572
22,370	I-Flow Corp.*	322,799
8,660	Kyphon, Inc.*	292,448
12,705	LifeCell Corp.*	277,096
10,080	Neurometrix, Inc.*	183,960
23,180	NuVasive, Inc.*	533,140
17,245	Vital Images, Inc.*	556,496
		4,124,588
	Health Care Providers & Services - 5.7%
22,280	Eclipsys Corp.*	471,667
10,180	Healthways, Inc.*	467,975
5,700	ICON PLC - ADR*	211,926
12,300	PSS World Medical, Inc.*	257,562
16,410	Psychiatric Solutions Inc.*	597,160
13,555	VCA Antech, Inc.*	437,013
		2,443,303
The accompanying notes are an integral part of these financial statements.

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STEPHENS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT NOVEMBER 30, 2006, CONTINUED

Shares		Value
	COMMON STOCKS - 99.8%, CONTINUED
	Hotels, Restaurants & Leisure - 5.0%
8,020	Benihana, Inc.*	$224,560
14,710	BJ’s Restaurants, Inc.*	305,380
9,580	Gaylord Entertainment Co.*	468,462
7,025	Panera Bread Co. - Class A*	403,586
14,045	Pinnacle Entertainment, Inc.*	456,603
8,600	WMS Industries, Inc.*	299,108
		2,157,699
	Insurance - 1.4%
31,100	Hallmark Financial Services, Inc.*	306,335
6,740	Navigators Group, Inc.*	311,860
		618,195
	Internet Software & Services - 4.8%
18,370	aQuantive, Inc.*	439,043
46,980	CyberSource Corp.*	492,820
3,400	Digital River, Inc.*	200,294
40,000	LivePerson, Inc.*	194,000
29,300	Online Resources Corp.*	312,045
27,970	Vocus, Inc.*	453,394
		2,091,596
	IT Services - 2.8%
22,310	Euronet Worldwide, Inc.*	738,684
35,090	Lightbridge, Inc.*	463,188
		1,201,872
	Kidney Dialysis Centers - 0.5%
16,500	Dialysis Corp of America*	219,780
	Leisure Equipment & Products - 0.6%
6,490	Pool Corp.	265,895
	Life Insurance - 0.7%
9,300	IPC Holdings, Ltd.	290,160
The accompanying notes are an integral part of these financial statements.

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STEPHENS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT NOVEMBER 30, 2006, CONTINUED

Shares		Value
	COMMON STOCKS - 99.8%, CONTINUED
	Life Sciences Tools & Services - 1.0%
10,445	Ventana Medical Systems, Inc.*	$439,630
	Oil, Gas & Consumable Fuels - 2.5%
15,300	EXCO Resources, Inc.*	224,604
6,500	Goodrich Petroleum Corp.*	285,740
9,600	Parallel Petroleum Corp.*	189,600
7,825	World Fuel Services Corp.	379,513
		1,079,457
	Pharmaceuticals - 1.3%
12,315	MGI Pharma, Inc.*	233,616
2,200	New River Pharmaceuticals, Inc.*	107,976
16,460	Salix Pharmaceuticals Ltd.*	231,263
		572,855
	Prepackaged Software - 1.1%
13,450	Blackbaud, Inc.	346,875
9,600	Phase Forward, Inc.*	143,520
		490,395
	Radio & Broadcasting Equipment - 0.6%
24,900	AudioCodes, Ltd.*	239,289
	Road & Rail - 0.8%
18,767	Knight Transportation, Inc.	330,675
	Semiconductor & Semiconductor Equipment - 7.7%
43,720	ARM Holdings PLC - ADR	310,412
7,660	Cymer, Inc.*	361,935
21,600	Entegris, Inc.*	230,256
10,300	FormFactor, Inc.*	384,808
14,000	Intevac, Inc.*	382,060
13,630	Microsemi Corp.*	281,460
11,800	Nextest Systems Corp.*	124,372
11,400	Power Integrations, Inc.*	317,604
13,000	Trident Microsystems, Inc.*	272,740

The accompanying notes are an integral part of these financial statements.

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STEPHENS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT NOVEMBER 30, 2006, CONTINUED

Shares		Value
	COMMON STOCKS - 99.8%, CONTINUED
	Semiconductor & Semiconductor Equipment - 7.7%, Continued
9,380	Varian Semiconductor Equipment Associates, Inc.*	$372,667
18,900	Volterra Semiconductor Corp.*	320,355
		3,358,669
	Software - 6.7%
9,400	Aspen Technology, Inc.*	91,650
7,200	Factset Research Systems, Inc.	380,736
9,300	MICROS Systems, Inc.*	473,556
11,100	Quality Systems, Inc.	424,131
6,490	Salesforce.com, Inc.* (a)	253,110
7,640	SPSS, Inc.*	215,524
2,600	THQ, Inc.*	84,630
8,000	Transaction Systems Architects, Inc.*	270,640
16,915	Ultimate Software Group, Inc.*	407,821
26,755	VASCO Data Security International, Inc.*	314,906
		2,916,704
	Specialty Retail - 9.1%
15,265	Aaron Rents, Inc.	407,881
15,900	Bebe Stores, Inc.	316,569
9,400	Citi Trends, Inc.*	416,044
10,295	GameStop Corp. - Class A* (a)	577,035
6,970	Guess?, Inc.*	433,255
14,000	Hibbett Sporting Goods, Inc.*	441,280
8,640	Tractor Supply Co.*	411,264
5,425	Tween Brands, Inc.*	227,416
22,200	United Retail Group, Inc.*	323,676
12,470	Zumiez, Inc.*	382,953
		3,937,373
	Surgical & Medical Instruments - 0.9%
14,000	Foxhollow Technologies, Inc.*	370,860
	Textiles, Apparel & Luxury Goods - 0.9%
8,600	Under Armour, Inc.*	403,512

The accompanying notes are an integral part of these financial statements.

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STEPHENS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT NOVEMBER 30, 2006, CONTINUED

Shares		Value
	COMMON STOCKS - 99.8%, CONTINUED
	Trading Companies & Distributors - 0.8%
8,745	MSC Industrial Direct Co., Inc. - Class A	$340,268
	Transportation Equipment - 0.9%
32,300	Force Protection, Inc.*	369,512
	TOTAL COMMON STOCKS
	(Cost $40,301,514)	43,108,167

	SHORT-TERM INVESTMENTS - 0.9%
	Money Market Funds - 0.9%
391,757	AIM Liquid Assets Portfolio Institutional Class	391,757
29,253	AIM STIT-STIC Prime Portfolio	29,253
		421,010
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $421,010)	421,010
	TOTAL INVESTMENTS IN SECURITIES - 100.7%
	(Cost $40,722,524)	43,529,177
	Liabilities in Excess of Other Assets - (0.7)%	(316,942)
	TOTAL NET ASSETS - 100.0%	$43,212,235

*	Non-income producing security.
ADR	American Depository Receipt
(a)	All or a portion of the shares have been committed as collateral for written option contracts.

The accompanying notes are an integral part of these financial statements.

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STEPHENS SMALL CAP GROWTH FUND

SCHEDULE OF OPTIONS WRITTEN AT NOVEMBER 30, 2006

Contracts (100 shares per contract)		Value
	CALL OPTIONS
	GameStop Corp.
13	Expiration: January 2007, Exercise Price: $60.00	$1,723
	Salesforce.com, Inc.
12	Expiration: January 2007, Exercise Price: $45.00	630
	TOTAL OPTIONS WRITTEN
	(Premiums received $3,145)	$2,353

The accompanying notes are an integral part of these financial statements.

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STEPHENS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT NOVEMBER 30, 2006

Shares		Value
	COMMON STOCKS - 98.3%
	Aerospace & Defense - 1.5%
2,195	Precision Castparts Corp.	$165,635
	Air Freight & Logistics - 1.3%
4,815	UTI Worldwide, Inc.	143,487
	Beverages - 0.5%
750	Brown-Forman Corp. - Class B	52,087
	Biological Products - 1.1%
8,050	QIAGEN *	117,450
	Biotechnology - 0.7%
1,130	Cephalon, Inc.*	84,592
	Capital Markets - 2.5%
1,380	Affiliated Managers Group, Inc.*	140,912
4,860	Jefferies Group, Inc.	140,891
		281,803
	Chemicals - 1.3%
3,375	Airgas, Inc.	143,606
	Commercial Banks - 2.0%
3,150	Prosperity Bancshares, Inc.	106,817
1,550	Zions Bancorp.	121,272
		228,089
	Commercial Services & Supplies - 4.6%
1,650	The Corporate Executive Board Co.	156,123
2,680	Monster Worldwide, Inc.*	116,982
3,130	Robert Half International, Inc.	120,787
1,600	Stericycle, Inc.*	115,872
		509,764
	Communications Equipment - 1.9%
1,000	F5 Networks, Inc.*	74,810
3,285	Harris Corp.	138,331
		213,141
The accompanying notes are an integral part of these financial statements.

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STEPHENS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT NOVEMBER 30, 2006, CONTINUED

Shares		Value
	COMMON STOCKS - 98.3%, CONTINUED
	Computers & Peripherals - 1.4%
3,420	Intermec, Inc.*	$86,697
1,500	SanDisk Corp.*	66,600
		153,297
	Diversified Financial Services - 0.7%
150	Chicago Mercantile Exchange Holdings, Inc.	80,340
	Electrical Equipment - 1.2%
2,600	Roper Industries, Inc.	133,406
	Electronic Equipment & Instruments - 4.2%
2,800	Flir Systems, Inc.*	90,188
4,420	National Instruments Corp.	128,534
2,800	SunPower Corp. - Class A*	104,496
2,955	Trimble Navigation Ltd.*	141,751
		464,969
	Energy Equipment & Services - 5.1%
1,795	FMC Technologies, Inc.*	107,718
2,615	Helix Energy Solutions Group, Inc.*	96,180
1,530	National-Oilwell Varco, Inc.	101,760
1,600	Noble Corp.	123,600
5,310	TETRA Technologies, Inc.*	137,210
		566,468
	Food & Staples Retailing - 0.7%
1,590	Whole Foods Market, Inc.	77,592
	Health Care Equipment & Supplies - 7.3%
5,125	American Medical Systems Holdings, Inc.*	88,201
4,725	Cytyc Corp.*	123,890
3,435	Gen-Probe, Inc.*	167,422
3,045	Hologic, Inc.*	152,341
3,075	Kyphon, Inc.*	103,843
3,675	ResMed, Inc.*	183,750
		819,447

The accompanying notes are an integral part of these financial statements.

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STEPHENS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT NOVEMBER 30, 2006, CONTINUED

Shares		Value
	COMMON STOCKS - 98.3%, CONTINUED
	Health Care Providers & Services - 9.6%
3,895	Cerner Corp.*	$187,233
2,530	DaVita, Inc.*	134,621
1,500	Express Scripts, Inc.*	102,300
2,840	Healthways, Inc.*	130,555
2,495	Henry Schein, Inc.*	128,567
4,595	Psychiatric Solutions, Inc.*	167,212
1,550	Quest Diagnostics	82,414
4,230	VCA Antech, Inc.*	136,375
		1,069,277
	Hotels, Restaurants & Leisure - 4.1%
2,645	Gaylord Entertainment Co.*	129,340
1,995	Panera Bread Co. - Class A*	114,613
3,120	Pinnacle Entertainment, Inc.*	101,431
1,695	Station Casinos, Inc.	115,328
		460,712
	Insurance - 1.1%
3,980	HCC Insurance Holdings, Inc.	120,156
	Internet & Catalog Retail - 1.1%
4,980	Coldwater Creek, Inc.*	125,247
	Internet Software & Services - 1.1%
2,600	Akamai Technologies, Inc.*	127,062
	IT Services - 6.9%
3,445	CheckFree Corp.*	144,036
1,680	Cognizant Technology Solutions Corp. - Class A*	137,021
5,240	Euronet Worldwide, Inc.*	173,496
2,955	Global Payments, Inc.	135,339
4,230	Iron Mountain, Inc.*	182,313
		772,205
	Leisure Equipment & Products - 0.8%
2,055	Pool Corp.	84,193

The accompanying notes are an integral part of these financial statements.

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STEPHENS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT NOVEMBER 30, 2006, CONTINUED

Shares		Value
	COMMON STOCKS - 98.3%, CONTINUED
	Life Insurance - 0.7%
2,400	IPC Holdings Ltd.	$74,880
	Life Science Tools & Services - 2.7%
3,130	Covance, Inc.*	187,393
1,590	Millipore Corp.*	108,772
		296,165
	Machinery - 0.8%
2,080	Joy Global, Inc.	91,312
	Medical Devices - 1.1%
1,255	Intuitive Surgical, Inc.*	127,533
	Oil, Gas & Consumable Fuels - 3.6%
2,780	Newfield Exploration Co.*	138,361
4,000	Range Resources Corp.	124,360
3,230	Southwestern Energy Co.*	136,080
		398,801
	Pharmaceuticals - 1.3%
3,535	MGI Pharma, Inc.*	67,059
1,305	Shire PLC - ADR	79,083
		146,142
	Semiconductor & Semiconductor Equipment - 7.6%
21,165	ARM Holdings PLC - ADR	150,272
5,200	ASML Holding NV - ADR*	129,480
4,940	Intersil Corp. - Class A	122,364
1,335	Lam Research Corp.*	70,221
3,970	MEMC Electronic Materials, Inc.*	158,006
3,630	Microchip Technology, Inc.	123,819
2,400	NVIDIA Corp.*	88,776
		842,938
	Software - 5.3%
8,210	Activision, Inc.*	139,980
3,755	Autodesk, Inc.*	154,631

The accompanying notes are an integral part of these financial statements.

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STEPHENS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT NOVEMBER 30, 2006, CONTINUED

Shares		Value
	COMMON STOCKS - 98.3%, CONTINUED
	Software - 5.3%, Continued
1,700	Factset Research Systems, Inc.	$89,896
5,090	Red Hat, Inc.*	88,566
2,955	Salesforce.com, Inc.*	115,245
		588,318
	Specialty Retail - 7.4%
1,930	Abercrombie & Fitch Co. - Class A	130,159
4,550	Bebe Stores, Inc.	90,590
1,330	Bed Bath & Beyond, Inc.*	51,537
2,250	CarMax, Inc.*	103,815
3,790	GameStop Corp. - Class A*	212,430
950	Guess ?, Inc.*	59,052
2,545	Tractor Supply Co.*	121,142
1,650	Zumiez, Inc.*	50,672
		819,397
	Textiles, Apparel & Luxury Goods - 1.9%
2,690	Polo Ralph Lauren Corp.	210,358
	Trading Companies & Distributors - 1.9%
3,130	Fastenal Co.	112,649
2,680	MSC Industrial Direct Co., Inc. - Class A	104,279
		216,928
	Wireless Telecommunication Services - 1.3%
2,195	NII Holdings, Inc.*	142,520
	TOTAL COMMON STOCKS
	(Cost $10,615,162)	10,949,317

The accompanying notes are an integral part of these financial statements.

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STEPHENS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT NOVEMBER 30, 2006, CONTINUED

Shares		Value
	SHORT-TERM INVESTMENTS - 1.7%
	Money Market Funds - 1.7%
186,687	AIM Liquid Assets Portfolio - Institutional Class	$186,687
6,315	AIM STIT-STIC Prime Portfolio	6,315
		193,002
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $193,002)	193,002
	TOTAL INVESTMENTS IN SECURITIES - 100.0%
	(Cost $10,808,164)	11,142,319
	Liabilities in Excess of Other Assets - (0.0)%	(2,731)
	TOTAL NET ASSETS - 100.0%	$11,139,588

*	Non-income producing security.
ADR	American Depository Receipt

The accompanying notes are an integral part of these financial statements.

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STEPHENS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT NOVEMBER 30, 2006

	Stephens Small Cap	Stephens Mid Cap
	Growth Fund	Growth Fund
ASSETS
Investments in securities, at value* (Note 2)	$43,529,177	$11,142,319
Cash	3,145	—
Receivables:
Investment securities sold	86,576	—
Fund shares sold	19,528	22
Dividends and interest	8,261	4,269
Due from Advisor	31,257	22,351
Prepaid expenses	33,135	21,933
Total assets	43,711,079	11,190,894

LIABILITIES
Payables:
Investment securities purchased	199,563	—
Written options, at value**	2,353	—
Fund shares redeemed	230,964	6,500
Distribution fees	17,325	4,206
Administration fees	8,748	5,033
Fund accounting fees	7,810	5,954
Transfer agent fees	9,070	7,902
Custody fees	4,928	3,029
Chief compliance officer fees	833	833
Other accrued expenses	17,250	17,849
Total liabilities	498,844	51,306
NET ASSETS	$43,212,235	$11,139,588

COMPONENTS OF NET ASSETS
Paid-in capital	$41,580,457	$11,308,444
Accumulated net realized loss on investments and options	(1,175,667)	(503,011)
Net unrealized appreciation on investments	2,806,653	334,155
Net unrealized appreciation on options written	792	—
Net assets	$43,212,235	$11,139,588
* Cost of Investments	$40,722,524	$10,808,164
** Premiums received	$3,145	$—

The accompanying notes are an integral part of these financial statements.

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STEPHENS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT NOVEMBER 30, 2006, CONTINUED

	Stephens Small Cap	Stephens Mid Cap
	Growth Fund	Growth Fund
Class A:
Net assets	$42,672,261	$10,603,660
Shares issued and outstanding
(unlimited number of shares authorized without par value)	4,043,776	1,081,584

Net asset value, and redemption price per share	$10.55	$9.80
Maximum offering price per share**
(net asset value per share/front-end sales charge) ($10.55/94.75%)	$11.13
($9.80/94.75%)		$10.34

Class I:
Net assets	$539,974	$535,928
Shares issued and outstanding
(unlimited number of shares authorized without par value)	50,000	50,000

Net asset value, offering price, and redemption price per share	$10.80	$10.72

**	On purchases of $25,000 or more the front-end sales charge is reduced.

The accompanying notes are an integral part of these financial statements.

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STEPHENS FUNDS

STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED NOVEMBER 30, 2006

	Stephens Small Cap	Stephens Mid Cap
	Growth Fund	Growth Fund
INVESTMENT INCOME
Income
Dividends (net of $378 and $81
foreign withholding tax, respectively)	$86,248	$27,007
Interest	62,860	15,073
Total investment income	149,108	42,080

EXPENSES (NOTE 3)
Investment advisory fees	307,197	60,131
Distribution fees - Class A	102,079	19,726
Administration fees	44,509	25,000
Fund accounting fees	38,769	26,618
Custody fees	36,228	19,815
Transfer agent fees	43,893	30,057
Registration fees	20,612	23,791
Audit fees	17,000	17,000
Reports to shareholders	16,361	17,988
Legal fees	8,563	5,001
Trustee fees	5,342	4,475
Chief compliance officer fees	5,000	4,167
Miscellaneous	13,631	4,763
Insurance expense	1,201	895
Total expenses	660,385	259,427
Less fees waived	(64,202)	(139,483)
Net expenses	596,183	119,944
Net investment loss	(447,075)	(77,864)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(1,180,396)	(503,011)
Net realized gain on options written	4,729	—
Change in unrealized appreciation on investments	2,806,653	334,155
Change in unrealized appreciation on options written	792	—
Net realized and unrealized gain (loss) on investments	1,631,778	(168,856)
Net increase (decrease) in net assets
resulting from operations	$1,184,703	$(246,720)

The accompanying notes are an integral part of these financial statements.

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(This Page Intentionally Left Blank.)

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STEPHENS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Stephens Small Cap	Stephens Mid Cap
	Growth Fund(1)	Growth Fund(2)
	Period Ended	Period Ended
	November 30, 2006	November 30, 2006
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(447,075)	$(77,864)
Net realized loss on investments	(1,180,396)	(503,011)
Net realized gain on options written	4,729	—
Change in unrealized appreciation on investments	2,806,653	334,155
Change in unrealized appreciation on options written	792	—
Net increase (decrease) in net assets
resulting from operations	1,184,703	(246,720)

CAPITAL SHARE TRANSACTIONS (NOTE 3)
Net increase in net assets derived from net change
in outstanding shares - Class A (a)(b)	41,527,532	10,886,308
Net increase in net assets derived from net change
in outstanding shares - Class I (c)	500,000	500,000
Total increase in net assets from capital share transactions	42,027,532	11,386,308
Total increase in net assets	43,212,235	11,139,588

NET ASSETS
Beginning of period	—	—
End of period	$43,212,235	$11,139,588

(a)  Summary of capital share transactions for Class A is as follows:

	Period Ended		Period Ended
	November 30, 2006(1)		November 30, 2006(2)
	Shares	Value	Shares	Value
Shares sold	4,733,166	$48,472,383	1,150,723	$11,534,817
Shares redeemed (b)	(689,390)	(6,944,851)	(69,139)	(648,509)
Net increase	4,043,776	$41,527,532	1,081,584	$10,886,308

(b)  Net of redemption fees of $23,700 and $1,424, respectively.

The accompanying notes are an integral part of these financial statements.

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STEPHENS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED

	Stephens Small Cap		Stephens Mid Cap
	Growth Fund(1)		Growth Fund(2)

(c) Summary of capital share transactions for Class I is as follows:

	Period Ended		Period Ended
	November 30, 2006(3)		November 30, 2006(3)
	Shares	Value	Shares	Value
Shares sold	50,000	$500,000	50,000	$500,000
Shares redeemed	—	—	—	—
Net increase	50,000	$500,000	50,000	$500,000

(1)	Fund commenced operations on December 1, 2005.
(2)	Fund commenced operations on February 1, 2006.
(3)	I Shares have been offered since September 1, 2006.

The accompanying notes are an integral part of these financial statements.

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STEPHENS FUNDS

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

	Stephens Small Cap		Stephens Mid Cap
	Growth Fund(1)		Growth Fund(2)
CLASS A	Period Ended		Period Ended
	November 30, 2006		November 30, 2006
Net asset value, beginning of period	$10.00		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss	(0.11)		(0.07)
Net realized and unrealized gain (loss) on investments	0.65		(0.13)
Total from investment operations	0.54		(0.20)

LESS DISTRIBUTIONS
From net investment income	—		—
From net realized gain	—		—
Total distributions	—		—
Paid-in capital from redemption fees (Note 2)	0.01		0.00	*
Net asset value, end of period	$10.55		$9.80
Total return without sales load	5.50	%^	(2.00	)%^
Total return with sales load	0.00	%^	(7.11	)%^

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)	$42.7		$10.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	1.62	%+	3.24	%+
After fees waived and expenses absorbed	1.46	%+	1.50	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(1.25	%)+	(2.71	%)+
After fees waived and expenses absorbed	(1.09	%)+	(0.97	%)+
Portfolio turnover rate	70	%^	29	%^

(1)	Fund commenced operations on December 1, 2005.
(2)	Fund commenced operations on February 1, 2006.
*	Amount less than $0.01.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

STEPHENS FUNDS

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

	Stephens Small Cap		Stephens Mid Cap
	Growth Fund		Growth Fund
CLASS I	Period Ended		Period Ended
	November 30, 2006(1)		November 30, 2006(1)
Net asset value, beginning of period	$10.00		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss	(0.03)		(0.02)
Net realized and unrealized gain on investments	0.83		0.74
Total from investment operations	0.80		0.72
Net asset value, end of period	$10.80		$10.72
Total return	8.00	%^	7.2	%^

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)	$0.5		$0.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	1.41	%+	3.13	%+
After fees waived and expenses absorbed	1.25	%+	1.25	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(1.23	%)+	(2.65	%)+
After fees waived and expenses absorbed	(1.07	%)+	(0.77	%)+
Portfolio turnover rate	70	%^	29	%^

(1)	Class I shares have been offered since September 1, 2006.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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STEPHENS FUNDS

NOTES TO FINANCIAL STATEMENTS AT NOVEMBER 30, 2006

NOTE 1 – ORGANIZATION

Stephens Small Cap Growth Fund and Stephens Mid Cap Growth Fund (collectively the “Funds”) are diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. The Funds commenced operations on December 1, 2005 and February 1, 2006, respectively.

The Funds offer Class A and Class I shares. Class A shares are sold with a front-end sales charge. Class I shares have no sales charge and are offered primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Funds’ investment objective is to seek long-term growth of capital.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), and Small CapSM exchanges are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at

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STEPHENS FUNDS

NOTES TO FINANCIAL STATEMENTS AT NOVEMBER 30, 2006, CONTINUED

different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of November 30, 2006, the Funds did not hold fair valued securities.

Options on securities shall be valued at the last reported sale price on the exchange on which the security underlying the option is principally traded. If no sales are reported on a particular day, the mean between the most recent quoted bid and asked quotations will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

B.
Option Writing. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

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STEPHENS FUNDS

NOTES TO FINANCIAL STATEMENTS AT NOVEMBER 30, 2006, CONTINUED

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts, if any, from prior years.

At November 30, 2006, the Stephens Small Cap Fund and Stephens Mid Cap Fund had capital loss carryforwards available for federal income tax purposes of $1,137,215, and $500,866, respectively, which expire in 2014, to offset future gains.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a first-in, first out basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. Class A shares are sold with a front-end sales charge of 5.25%. Purchases greater than $25,000 into the Funds are offered at a reduced sales charge. For Class I shares, the offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share. The Funds charge a 2.00% redemption fee on shares held less than 60 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Both Funds will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

G.
Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2006, the Stephens Small

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STEPHENS FUNDS

NOTES TO FINANCIAL STATEMENTS AT NOVEMBER 30, 2006, CONTINUED

Cap Growth Fund decreased undistributed net investment loss by $447,075 and decreased paid-in capital by $447,075 primarily due to a net investment loss incurred during the year. For the year ended November 30, 2006, the Stephens Mid Cap Growth Fund decreased undistributed net investment loss by $77,864 and decreased paid-in capital by $77,864 primarily due to a net investment loss incurred during the year.

H.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

I.
Guarantees and Indemnifications. In the normal course of business, the funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.
New Accounting Pronouncements. On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management believes that the adoption of FIN 48 will have no impact on the financial statements of the Funds.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Funds believe adoption of SFAS 157 will have no material impact on its financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Stephens Investment Management Group, LLC, (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and most of the personnel needed by the Funds. As compensation for its services, the Advisor was

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STEPHENS FUNDS

NOTES TO FINANCIAL STATEMENTS AT NOVEMBER 30, 2006, CONTINUED

entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Funds. For the period ended November 30, 2006, Stephens Small Cap Growth Fund and Stephens Mid Cap Growth Fund incurred $307,197, and $60,131 in advisory fees, respectively.

The Advisor had contractually agreed to limit each Fund’s total net expenses to not more than 1.50% of average daily net assets for Class A shares, and not more than 1.25% of average daily net assets for Class I shares. The contract’s term expires December 1, 2007 for the Stephens Small Cap Growth Fund and February 1, 2008 for the Stephens Mid Cap Growth Fund. Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund’s current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the period ended November 30, 2006, the Advisor waived fees of $64,202, and $139,483 for the Stephens Small Cap Growth Fund and Stephens Mid Cap Growth Fund, respectively.

At November 30,2006, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be recouped are shown in the table below. The Advisor may recapture a portion of the unreimbursed amounts no later than the date stated.

Stephens Small Cap Growth Fund		Stephens Mid Cap Growth Fund
Year of Expiration	Amount	Year of Expiration	Amount
November 30, 2009	$64,202	November 30, 2009	$139,483

The Funds must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for each Fund. USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for each Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds’ expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

Minimum	$30,000
Under $50 million	0.12% of average daily net assets
$50 to $200 million	0.10% of average daily net assets
Over $200 million	0.05% of average daily net assets

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STEPHENS FUNDS

NOTES TO FINANCIAL STATEMENTS AT NOVEMBER 30, 2006, CONTINUED

For the period ended November 30, 2006, the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund incurred $44,509, and $25,000 in Administration fees, respectively. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator. For the period ended November 30, 2006, the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund were allocated $5,000 and $4,167, respectively, of the Trust’s Chief Compliance Officer Fees.

Quasar Distributors, LLC (the “Distributor”) serves as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares. U.S. Bank, N.A., serves as custodian (the “Custodian”) to the Funds. Both the Distributor and Custodian are affiliates of the Administrator.

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to Class A shares. The Plan provides that the Funds may pay a fee to the Distributor at an annual rate of 0.25% of the average daily net assets of Class A shares. No distribution or shareholder servicing fees are paid by Class I shares. These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities. For the period ended November 30, 2006, Stephens, Inc., an affiliate of Stephens Investment Management Group, LLC, received distribution fees of $71,757 from the Stephens Small Cap Growth Fund and $15,485 from the Stephens Mid Cap Growth Fund under the Plan. For the period ended November 30, 2006, Stephens, Inc., also received sales commissions of $49,796 from the Stephens Small Cap Growth Fund and $11,463 from the Stephens Mid Cap Growth Fund.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of securities, excluding short-term securities and U.S. Government securities, for Stephens Small Cap Growth Fund for the period ended November 30, 2006, were $70,175,915 and $28,694,000, respectively and for Stephens Mid Cap Growth Fund for the period ended November 30, 2006, were $13,912,649 and $2,794,467, respectively.

NOTE 5 – OPTIONS WRITTEN

As of November 30, 2006, Small Cap Fund portfolio securities valued at $830,145 were held in escrow by the custodian as collateral for call options written by the Small Cap Fund. Transactions in call options written for the period ended November 30, 2006, were as follows:

Small Cap Growth Fund	Number of Contracts	Premium Amount
Balance at December 1, 2005	—	$—
Opened	77	11,204
Expired	(37)	(4,729)
Exercised	(15)	(3,330)
Closed	—	—
Balance at November 30, 2006	25	$3,145

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STEPHENS FUNDS

NOTES TO FINANCIAL STATEMENTS AT NOVEMBER 30, 2006, CONTINUED

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

For the period ended November 30, 2006, there were no distributions for the Funds.

As of November 30, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Small Cap Growth Fund	Mid Cap Growth Fund
Cost of investments(a)	$40,760,976	$10,810,309
Gross unrealized appreciation on investments	$4,840,049	$912,022
Gross unrealized depreciation on investments	(2,071,848)	(580,012)
Net unrealized appreciation on investments	$2,768,201	$332,010
Gross unrealized appreciation options	$1,253	$—
Gross unrealized depreciation options	(461)	—
Net unrealized appreciation options	$792	$—
Total net unrealized appreciation on investments
and options	$2,768,993	$332,010
Undistributed ordinary income	$—	$—
Undistributed long-term capital gain	—	—
Total distributable earnings	$—	$—
Other accumulated gains (losses)	(1,137,215)	(500,866)
Total accumulated gains (losses)	$1,631,778	$(168,856)

(a)	The difference between the basis of investments for federal income purposes from their cost for financial reporting purposes was primarily due to wash sales deferred for federal income tax purposes.

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STEPHENS FUNDS

REPORT OF REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Professionally Managed Portfolios

We have audited the accompanying statements of assets and liabilities of the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund, each a series of shares of Professionally Managed Portfolios (the “Trust”), including the schedules of investments as of November 30, 2006, the related statements of operations, the statements of changes in net assets, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund as of November 30, 2006, the results of its operations, changes in the net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 20, 2007

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STEPHENS FUNDS

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Stephen Small Cap Growth Fund and the Stephens Mid Cap Growth Fund use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 735-7464. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling (866) 735-7464 after August 31, 2006. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov after August 31, 2006.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)

The Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling (866) 735-7464. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

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STEPHENS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the “Board”). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, the Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objectives, strategies, and policies and to general supervision by the Board.

The current Trustees and executive officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

Number of
Portfolios
		Term of	Principal	in Fund
	Position	Office and	Occupation	Complex*	Other
Name, Address	with	Length of	During Past	Overseen	Directorships
and Age	the Trust	Time Served	Five Years	by Trustees	Held

Independent Trustees of the Trust
Dorothy A. Berry	Chairman	Indefinite	President, Talon Industries, Inc.	2	Allegiant Funds.
(born 1943)	and	Term	(administrative, management
2020 E. Financial Way	Trustee	since	and business consulting);
Suite 100		May 1991.	formerly Chief Operating Officer,
Glendora, CA 91741			Integrated Asset Management
(investment advisor and manager)
and formerly President, Value
Line, Inc. (investment advisory
and financial publishing firm).
Wallace L. Cook	Trustee	Indefinite	Financial Consultant;	2	None.
(born 1939)		Term	formerly Senior Vice
2020 E. Financial Way		since	President, Rockefeller Trust
Suite 100		May 1991.	Co.; Financial Counselor,
Glendora, CA 91741			Rockefeller & Co.
Carl A. Froebel	Trustee	Indefinite	Owner, Golf Adventures, LLC,	2	None.
(born 1938)		Term	(Vacation Services). Formerly
2020 E. Financial Way		since	President and Founder, National
Suite 100		May 1991.	Investor Data Services, Inc.
Glendora, CA 91741			(investment related
computer software).
Steven J. Paggioli	Trustee	Indefinite	Consultant since July	2	Trustee, Managers
(born 1950)		Term	2001; formerly, Executive		Funds; Trustee,
2020 E. Financial Way		since	Vice President, Investment		Managers AMG
Suite 100		May 1991.	Company Administration,		Funds; Director,
Glendora, CA 91741			LLC (“ICA”) (mutual fund		Guardian Mutual
			administrator).		Funds.

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STEPHENS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED), CONTINUED

Number of
Portfolios
		Term of	Principal	in Fund
	Position	Office and	Occupation	Complex*	Other
Name, Address	with	Length of	During Past	Overseen	Directorships
and Age	the Trust	Time Served	Five Years	by Trustees	Held

Rowley W.P. Redington**	Trustee	Indefinite	President; Intertech	2	None.
(born 1944)		Term	Computer Services Corp.
2020 E. Financial Way		since	(computer services and
Suite 100		May 1991.	consulting).
Glendora, CA 91741
Officers of the Trust
Robert M. Slotky	President	Indefinite	Vice President, U.S.	2	Not
(born 1947)		Term since	Bancorp Fund Services,		Applicable.
2020 E. Financial Way		August 2002.	LLC since July 2001;
Suite 100	Chief	Indefinite	formerly, Senior Vice
Glendora, CA 91741	Compliance	Term since	President, ICA (May 1997-
	Officer	September	July 2001).
2004.
	Anti-Money	Indefinite
	Laundering	Term since
	Officer	December 2005.
Eric W. Falkeis	Treasurer	Indefinite	Chief Financial Officer, U.S.	2	Not
(born 1973)		Term since	Bancorp Fund Services, LLC, since		Applicable.
615 East Michigan St.		August 2002.	April 2006; Vice President, U.S.
Milwaukee, WI 53202			Bancorp Fund Services, LLC,
since 1997; formerly Chief
Financial Officer, Quasar
Distributors, LLC (2000-2003).
Angela L. Pingel	Secretary	Indefinite	Counsel, U.S. Bancorp Fund	2	Not
(born 1971)		Term since	Services LLC since 2004; formerly		Applicable.
615 East Michigan St.		December	Associate, Krukowski & Costello,
Milwaukee, WI 53202		2005.	S.C., (2002-2004); formerly
Vice President - Investment
Operations, Heartland
Advisors, Inc. (1994-2002).
All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act.
*
The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes.

**	Effective December 31, 2006, this Trustee resigned from the Board.

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INVESTMENT ADVISOR
Stephens Investment Management Group, LLC
111 Center Street
Little Rock, Arkansas 72201

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103-3638

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

TRANSFER AGENT, FUND ACCOUNTANT AND FUND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus. Quasar Distributors, LLC Distributor (12/06)
.
FOR ADDITIONAL INFORMATION CONTACT YOUR INVESTMENT ADVISOR OR VISIT STEPHENSFUNDS.COM

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.
Stephens Small Cap Growth Fund
	FYE 11/30/2006	FYE 11/30/2005
Audit Fees	$15,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	N/A
All Other Fees	N/A	N/A

Stephens Mid Cap Growth Fund
	FYE 11/30/2006	FYE 11/30/2005
Audit Fees	$15,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2006	FYE 11/30/2005
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)  /s/Robert M. Slotky
Robert M. Slotky, President

Date 2/7/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Robert M. Slotky
Robert M. Slotky, President

Date 2/7/07

By (Signature and Title)  /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  2/8/07

* Print the name and title of each signing officer under his or her signature.